Investment in associate company and business combination, Investment in Associate (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Associates [Abstract]
Investment in associate company		$ 0	$ 5,406
Share of Profit of Associate Using in Equity Method [Abstract]
Profit after taxation		1,327	1,278	$ 1,193
Other comprehensive income for the year, net of tax		(66)	(74)
Total comprehensive income for the year		$ 1,261	$ 1,204
Goodwood [Member]
Details of Associates [Abstract]
Ownership interest percentage	50.00%		50.00%
Addition percentage interest acquired	3.00%
Ownership interest	53.00%